Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Flexible Bond Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	5.12%	[1]	3.69%	[1]	3.67%	[1]	6.39%	[1]	Jul. 07, 1987	[1]	7.51%	4.44%	3.84%	6.26%	8.82%	[2]	4.04%	[2]	3.47%	[2]	5.86%	[2]	Jul. 07, 1987	[2]	7.51%	4.44%	3.84%	6.26%	10.40%	4.62%	4.06%	6.41%	Jul. 07, 1987	7.51%	4.44%	3.84%	6.26%	10.88%	5.08%	4.48%	6.65%	Jul. 07, 1987	7.51%	4.44%	3.84%	6.26%	10.97%	5.14%	4.54%	6.66%	Jul. 07, 1987	7.51%	4.44%	3.84%	6.26%	10.15%	4.38%	3.81%	6.16%	Jul. 07, 1987	7.51%	4.44%	3.84%	6.26%	10.70%	4.91%	4.33%	6.60%	Jul. 07, 1987	9.61%	3.72%	3.02%	4.35%	Jul. 07, 1987	6.31%	3.23%	2.81%	4.25%	Jul. 07, 1987	7.51%	4.44%	3.84%	6.26%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.